Linklaters	Linklaters LLP One Silk Street London EC2Y 8HQ Telephone (+44) 20 7456 2000 Facsimile (+44) 20 7456 2222 DX Box Number 10 CDE

Confidential Treatment Requested by GFI

Mining South Africa (Proprietary) Limited

Office of International Corporate Finance

Securities and Exchange Commission

100 F Street, NE

Mail Stop 3628

Washington, DC 20549

SUBMITTED VIA EDGAR

November 8, 2012

Dear Sir or Madam,

GFI Mining South Africa (Proprietary) Limited (the “Registrant”)

Confidential Submission of Draft Registration Statement on Form 20-F

On behalf of the Registrant, we attach for your confidential review the Registrant’s draft registration statement on Form 20-F (the “Registration Statement”) relating to the Registrant’s proposed pro rata distribution of its ordinary shares (the “Ordinary Shares”) to the shareholders of Gold Fields Limited (“Gold Fields”), to be effected in connection with the proposed separation by Gold Fields of its wholly-owned subsidiary, the Registrant, from its global gold mining business. The Ordinary Shares are proposed to be listed on the Johannesburg Stock Exchange and the New York Stock Exchange (“NYSE”) (in the form of American Depositary Receipts).

In 2010, as a result of a change in the financial year end of its parent company, Gold Fields, the Registrant changed its financial year end from June 30 to December 31 beginning in fiscal year 2011. The Registrant’s financial statements are prepared in accordance with U.S. generally accepted accounting principles.

As a result, the Registration Statement includes audited consolidated financial statements of the Registrant as of and for the years ended December 31, 2011 and June 30, 2010 and unaudited consolidated financial statements as of and for the six-month periods ended June 30, 2012 and 2011. The Registration Statement also includes the audited consolidated financial statements of the Registrant as of and for the transition period ended December 31, 2010.

This communication is confidential and may be privileged or otherwise protected by work product immunity.

Linklaters LLP is a limited liability partnership registered in England and Wales with registered number OC326345. It is a law firm authorised and regulated by the Solicitors Regulation Authority. The term partner in relation to Linklaters LLP is used to refer to a member of Linklaters LLP or an employee or consultant of Linklaters LLP or any of its affiliated firms or entities with equivalent standing and qualifications. A list of the names of the members of Linklaters LLP together with a list of those non-members who are designated as partners and their professional qualifications is open to inspection at its registered office, One Silk Street, London EC2Y 8HQ or on www.linklaters.com and such persons are either solicitors, registered foreign lawyers or European lawyers.

Please refer to www.linklaters.com/regulation for important information on our regulatory position.

Linklaters

Also, the Registration Statement contains pro forma financial information presented in accordance with Rule 11-01(a)(7) of Regulation S-X, in order to reflect the operations and financial position of the Registrant as an autonomous entity, following its separation from Gold Fields.

The Registrant is filing with the Registration Statement a request for a waiver of the so-called “12-month requirement” contained in Item 8.A.4 of Form 20-F. A copy of this request for a waiver is attached to the Registration Statement as Exhibit 99.1, and a separate copy of this request has been sent directly to the Office of the Chief Accountant.

As a part of the proposed separation from Gold Fields, the Registrant is considering a change of name prior to the distribution of its shares. It will make all necessary changes to the Registration Statement and associated EDGAR codes should that occur.

On behalf of the Registrant, we hereby request confidential treatment of the enclosed draft Registration Statement and any supplemental information or correspondence relating thereto that is marked “Confidential Treatment Requested by GFI Mining South Africa (Proprietary) Limited”. We make this confidential treatment request pursuant to the Staff’s policy for first-time foreign private issuer filers.

The Registrant is currently planning to list its Ordinary Shares in the form of American Depositary Receipts on the NYSE and to make its first public filing with the Securities and Exchange Commission at that time. Following your initial review, we would greatly appreciate an indication as to the anticipated timing of the Staff’s first comments on the draft Registration Statement.

On behalf of the Registrant, we would like to thank you in advance for the co-operation of you and the Staff in connection with the review of the enclosed draft. Please do not hesitate to contact me in our London office at +44 20 7456 3223 or John Stone also in our London Office at +44 20 7456 2677 with any questions or comments on the enclosed or the foregoing. For your convenience, our e-mail addresses are tom.shropshire@linklaters.com, and john.stone@linklaters.com, respectively.

Very truly yours,

/s/ Thomas B. Shropshire, Jr.
Thomas B. Shropshire, Jr.

Attachments

cc:	FOIA Officer, Securities and Exchange Commission (w/o attachments)
Paul Schmidt, Gold Fields
Michael Fleischer, Gold Fields